Directors' and prescribed officers' remuneration - Executive directors and prescribed officers remuneration (Details) R in Thousands	12 Months Ended
	Dec. 31, 2023 R / $	Dec. 31, 2023 R / €	Dec. 31, 2023 R / $	Dec. 31, 2023 ZAR (R)	Dec. 31, 2023 R / £	Dec. 31, 2022 ZAR (R) R / $ R / € R / £	Dec. 31, 2021 ZAR (R) R / £ R / € R / $
Disclosure of transactions between related parties [line items]
Salary				R 138,209		R 127,542	R 90,179
Accrual of share-based payment benefits				34,578		65,338	104,550
Pension scheme total contributions				9,397		6,957	4,421
Total				182,184		199,837	199,150
Average foreign exchange rate (R per USD/GBP/EUR)	18.42	19.94	12.24
Directors and Prescribed officers
Disclosure of transactions between related parties [line items]
Salary				82,223
Cash bonus accrued for 2023 paid in 2024				47,225
Accrual of share-based payment benefits				87,715
Pension scheme total contributions				9,397
Expense allowance and other benefits				8,761
Total				235,321		588,078	794,485
Neal Froneman
Disclosure of transactions between related parties [line items]
Salary				15,540
Cash bonus accrued for 2023 paid in 2024				9,599
Accrual of share-based payment benefits				28,527
Pension scheme total contributions				1,504
Expense allowance and other benefits				1,164
Total				56,334		R 198,032	R 291,582
Average foreign exchange rate (R per USD/GBP/EUR) | R / $	18.42					16.37	14.79
Charl Keyter
Disclosure of transactions between related parties [line items]
Salary				7,248
Cash bonus accrued for 2023 paid in 2024				4,311
Accrual of share-based payment benefits				12,671
Pension scheme total contributions				1,035
Expense allowance and other benefits				436
Total				25,701		R 87,482	R 143,428
Dawie Mostert
Disclosure of transactions between related parties [line items]
Salary				2,994
Cash bonus accrued for 2023 paid in 2024				1,601
Accrual of share-based payment benefits				5,438
Pension scheme total contributions				676
Expense allowance and other benefits				3,804
Total				14,513		50,765	71,734
Themba Nkosi
Disclosure of transactions between related parties [line items]
Salary				4,593
Cash bonus accrued for 2023 paid in 2024				2,903
Accrual of share-based payment benefits				6,296
Pension scheme total contributions				441
Expense allowance and other benefits				136
Total				14,369		46,480	58,648
Richard Stewart
Disclosure of transactions between related parties [line items]
Salary				6,478
Cash bonus accrued for 2023 paid in 2024				4,247
Accrual of share-based payment benefits				8,308
Pension scheme total contributions				720
Expense allowance and other benefits				194
Total				19,947		60,125	83,011
Robert van Niekerk
Disclosure of transactions between related parties [line items]
Salary				6,143
Cash bonus accrued for 2023 paid in 2024				3,627
Accrual of share-based payment benefits				11,210
Pension scheme total contributions				683
Expense allowance and other benefits				193
Total				21,856		78,632	114,686
Laurent Charbonnier
Disclosure of transactions between related parties [line items]
Salary				11,932
Cash bonus accrued for 2023 paid in 2024				6,254
Accrual of share-based payment benefits				4,169
Pension scheme total contributions				92
Expense allowance and other benefits				1,101
Total				23,548		R 24,102	R 23,472
Average foreign exchange rate (R per USD/GBP/EUR) | R / £					22.93	20.18	20.33
Lerato Legong
Disclosure of transactions between related parties [line items]
Salary				4,324
Cash bonus accrued for 2023 paid in 2024				2,653
Accrual of share-based payment benefits				3,075
Pension scheme total contributions				581
Expense allowance and other benefits				127
Total				10,760		R 9,553	R 7,679
Mika Seitovirta
Disclosure of transactions between related parties [line items]
Salary				9,377
Cash bonus accrued for 2023 paid in 2024				6,571
Accrual of share-based payment benefits				4,381
Pension scheme total contributions				2,452
Expense allowance and other benefits				1,190
Total				23,971		R 15,899	R 245
Average foreign exchange rate (R per USD/GBP/EUR) | R / €		19.94				17.20	17.49
Charles Carter
Disclosure of transactions between related parties [line items]
Salary				13,594
Cash bonus accrued for 2023 paid in 2024				5,459
Accrual of share-based payment benefits				3,640
Pension scheme total contributions				1,213
Expense allowance and other benefits				416
Total				R 24,322		R 17,008	R 0
Average foreign exchange rate (R per USD/GBP/EUR) | R / $	18.42